Note 2 - Business Combinations 1 (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Aug. 29, 2025	Mar. 31, 2026	Mar. 31, 2025
Payments to Acquire Businesses, Gross		$ 45,597	$ (0)
Business Combination, Contingent Consideration, Liability, Noncurrent		2,160	0
Revenue from Contract with Customer, Including Assessed Tax		646,913	444,600
Net Income (Loss) Attributable to Parent		19,533	$ 6,085
Century Metals and Supplies [Member]
Business Combination, Consideration Transferred	$ 51,600
Payments to Acquire Businesses, Gross	45,600
Business Combination, Consideration Transferred, Liabilities Incurred	3,500
Business Combination, Consideration Transferred, Earn-out Provisions	3,600
Business Combination, Consideration Transferred, Working Capital	1,100	1,100
Business Combination, Contingent Consideration, Range of Outcomes, Maximum, Amount	$ 10,000
Business Combination, Contingent Consideration, Term (Year)	4 years
Business Combination, Contingent Consideration, Liability, Noncurrent		2,200
Revenue from Contract with Customer, Including Assessed Tax		61,500
Net Income (Loss) Attributable to Parent		$ 2,200